Summary of Significant Accounting Policies (Narrative) (Details) - USD ($)		12 Months Ended
	May 12, 2015	Mar. 31, 2016	Mar. 31, 2015
Significant Accounting Policies Additional Information [Line Items]
Allowance for doubtful accounts receivable		$ 22,100	$ 12,200
Preferred Stock Dividends, Income Statement Impact		$ 762,727	305,328
Maturity Period Of Highly Liquid Investments		90 days
Cash, FDIC Insured Amount		$ 250,000
Stockholders' Equity, Reverse Stock Split	1-for-12
Cash		2,600,000	1,300,000
Research and Development Asset Acquired Other than Through Business Combination, Written-off		98,100
Dividends, Preferred Stock, Stock		$ 0	$ 305,300
Patents and Trademark [Member]
Significant Accounting Policies Additional Information [Line Items]
Finite-Lived Intangible Asset, Useful Life		5 years
Software Development [Member]
Significant Accounting Policies Additional Information [Line Items]
Finite-Lived Intangible Asset, Useful Life		7 months 6 days	1 year
Cryogenic Shippers [Member]
Significant Accounting Policies Additional Information [Line Items]
Percentage of Depreciation of Property Plant and Equipment		35.00%	90.00%
Foreign Customers [Member]
Significant Accounting Policies Additional Information [Line Items]
Revenues		$ 825,100	$ 617,200
Accounts Receivable [Member] | Customer One [Member]
Significant Accounting Policies Additional Information [Line Items]
Concentration risk, percentage		25.50%	14.60%
Sales Revenue, Net [Member] | Customer One [Member]
Significant Accounting Policies Additional Information [Line Items]
Concentration risk, percentage		14.00%	22.70%
Sales Revenue, Net [Member] | Foreign Customers [Member]
Significant Accounting Policies Additional Information [Line Items]
Concentration risk, percentage		14.00%	15.70%